UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 12490 Greylin Way

         Orange, VA  22960

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     5406610191

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Orange, VA     February 15, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     $333,932 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd ADR                 COM                                995    47850 SH       SOLE                    47850
Abbott Laboratories         COM                 002824100     3422   108913 SH       SOLE                   108913
AbbVie Inc                  COM                               3712   108913 SH       SOLE                   108913
AeroVironment               COM                                569    26185 SH       SOLE                    26185
American Express            COM                 025816109      217     3775 SH       SOLE                     3775
Amgen Inc                   COM                               1294    15008 SH       SOLE                    15008
Astrazeneca PLC             COM                               1854    39225 SH       SOLE                    39225
AT&T                        COM                 001957109      574    17023 SH       SOLE                    17023
Automatic Data Processing   COM                 053015103      660    11595 SH       SOLE                    11595
Babcock & Wilcox            COM                                396    15100 SH       SOLE                    15100
Bank of America             COM                               1061    91375 SH       SOLE                    91375
Berkshire Hathaway Cl A     COM                                268      200 SH       SOLE                      200
Berkshire Hathaway Class B  COM                 084670207    81871   912719 SH       SOLE                   912719
BP plc ADR                  COM                 055622104     2653    63715 SH       SOLE                    63715
Bristol-Myers Squibb        COM                 110122108      691    21200 SH       SOLE                    21200
Campbell Soup               COM                 134429109      826    23675 SH       SOLE                    23675
Central Fund of Canada Cl A                     153501101     7022   333900 SH       SOLE                   333900
Chevron                     COM                 166764100      290     2684 SH       SOLE                     2684
cisco Systems               COM                 17275R102     4924   250590 SH       SOLE                   250590
Clorox                      COM                 189054109      230     3140 SH       SOLE                     3140
CMKM Diamonds               COM                 125809103        0  1000000 SH       SOLE                  1000000
Coach, Inc.                 COM                               5509    99235 SH       SOLE                    99235
Coca Cola                   COM                 191216100    13647   376470 SH       SOLE                   376470
ConocoPhillips              COM                 20825C104    10285   177350 SH       SOLE                   177350
Corning Inc                 COM                                940    74450 SH       SOLE                    74450
CSX Corporation             COM                               2855   144695 SH       SOLE                   144695
Dominion Res Black Warrior  COM                 25746Q108      119    40225 SH       SOLE                    40225
Du Pont E I De Nemours      COM                 263534109     1723    38305 SH       SOLE                    38305
Enterprise Prods Ptn        COM                                281     5620 SH       SOLE                     5620
Exelon Corporation          COM                               1402    47145 SH       SOLE                    47145
Exxon Mobil                 COM                 30231G102    31765   367016 SH       SOLE                   367016
First Industrial Realty     COM                                227    16125 SH       SOLE                    16125
General Electric            COM                 369604103      681    32448 SH       SOLE                    32448
Harris Corporation          COM                                448     9150 SH       SOLE                     9150
Home Depot                  COM                 437076102     9340   151009 SH       SOLE                   151009
Honeywell Intl              COM                 438516106      819    12899 SH       SOLE                    12899
Illinois Tool Works         COM                                680    11175 SH       SOLE                    11175
Int'l Business Machines     COM                 459200101     2472    12906 SH       SOLE                    12906
J.P. Morgan Chase           COM                 46625H100      928    21111 SH       SOLE                    21111
Johnson & Johnson           COM                 478160104    23155   330307 SH       SOLE                   330307
Kellogg Co                  COM                 487836108      394     7050 SH       SOLE                     7050
Kraft Food Group            COM                                650    14298 SH       SOLE                    14298
Lilly Eli & Company         COM                 532457108    11974   242780 SH       SOLE                   242780
Louisiana Pacific           COM                               1133    58625 SH       SOLE                    58625
Lowe's Companies            COM                 548661107     1521    42810 SH       SOLE                    42810
M&T Bank                    COM                               2986    30325 SH       SOLE                    30325
McDermott Int'l             COM                 580037109      133    12100 SH       SOLE                    12100
McDonalds Corp              COM                 580135101      232     2625 SH       SOLE                     2625
Medtronic Inc               COM                               1592    38805 SH       SOLE                    38805
Merck & Co                  COM                 589331107    19529   477011 SH       SOLE                   477011
Mondelez International      COM                               1027    40362 SH       SOLE                    40362
Pepsico                     COM                 713448108     3888    56822 SH       SOLE                    56822
Philip Morris Int'l         COM                                449     5371 SH       SOLE                     5371
Phillips 66                 COM                                240     4525 SH       SOLE                     4525
Procter & Gamble            COM                 742718109     1029    15150 SH       SOLE                    15150
Questcor Pharmaceutical     COM                                675    25250 SH       SOLE                    25250
Tesco plc                   COM                               4113   248085 SH       SOLE                   248085
Texas Instruments           COM                 882508104      271     8784 SH       SOLE                     8784
Total SA ADR                COM                 89151E109      322     6200 SH       SOLE                     6200
TriStar Gold                COM                                 10    33000 SH       SOLE                    33000
U S Bancorp                 COM                 902973304    10825   338920 SH       SOLE                   338920
USG Corp                    COM                 903293405    34387  1225060 SH       SOLE                  1225060
Vanguard 500 Index Fd                                          525     4834 SH       SOLE                     4834
Wal-Mart                    COM                 931142103     4127    60482 SH       SOLE                    60482
Wells Fargo & Co            COM                 949746101    10581   309571 SH       SOLE                   309571
Zimmer Holdings             COM                                514     7715 SH       SOLE                     7715